SCHEDULE OF INTEREST EXPENSES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	May 31, 2023	May 31, 2022
Debt Disclosure [Abstract]
Interest on notes			$ 44,531	$ 63,297
Amortization of discount	$ 17,135	$ 63,903	69,644	102,660
Total			$ 114,175	$ 165,957